Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29537-0001 / CW989446.2

January 4, 2007

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Jay Ingram

Dear Sirs/Mesdames:

Re: Southern Star Energy Inc. Preliminary Information Statement on Schedule 14C Filed on November 21, 2006 File No. 0-52106

Thank you for your letter of December 1, 2006 with respect to the Preliminary Information Statement on Schedule 14C filed by Southern Star Energy Inc. (the “Company”) on November 21, 2006.

We enclose one black-lined copy of Amendment No. 1 of the Schedule 14C (the “Schedule 14C/A”). Page references used in this letter relate to the enclosed black-lined version of the Schedule 14C/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of December 1, 2006.

General

1.            Although Item 14 of Schedule 14A is applicable to your filing, it does not appear that you provide all of the information that is specified in that disclosure guideline. We particularly note the absence of disclosure required by paragraphs (b)(8) and (b)(9) of that Item. Refer to Item 1 of Schedule 14C and thoroughly revise your disclosure in accordance with this disclosure requirement.

Item 1 of Schedule 14C requires an issuer to “furnish the information called for by all of the items of Schedule 14A of Regulation 14A which would be applicable to any matter to be acted upon at the meeting if proxies were to be solicited in connection with the meeting.” Specifically, your comment letter requests the Company to disclose the information required by paragraphs (b)(8) and (b)(9) of Item 14 of Schedule 14A. Please note that paragraphs (b)(8) and (b)(9) are inapplicable in the present

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

circumstances. Such sections request issuers to provide the information required by Item 301 of Regulation S-K. Instruction F to Schedule 14A, however, states:

Note to Small Business Isuers – Registrants and acquirees that meet the definition of “small business issuer” under Rule 12b-2 of the Exchange Act (s. 240.12b-2) shall refer to the disclosure items in Regulation S-B (s. 228.10 et seq. of this chapter) and not Regulation S-K (s. 229.10 et seq. of this chapter). If there is no comparable disclosure item in Regulation S-B, small business issuers need not provide the information requested. Small business issuers shall provide the financial information in Item 310 of Regulation S-B in lieu of the financial statements required in Schedule 14A.

As regulation S-B does not contain the comparable information as required under Item 301 of Regulation S-K, and as the Company is a small business issuer as defined in Rule 12b-2 of the Exchange Act, the Company is not required to provide the information under paragraphs (b)(8) and (b)(9) of Schedule 14A.

Although Item 14(b) requires the Company to disclose information set out in sections (1) to (10), please note the following:

(a)	The Company did not enter into a term sheet as contemplated in Item 14(b)(1).
(b)

The Company has updated the Schedule 14C/A on pages 4 and 5 to include contact information for the parties to the Restructuring Agreement, as amended, and the transactions contemplated thereunder, as required by Item 14(b)(2).

(c)

The Company has updated the Schedule 14C/A on pages 3 to 4 and 7 to 8 to provide a brief description of the Company’s business both prior to, during and subsequent to the entry into the Restructuring Agreement as required by Item 14(b)(3). Please note that Item 14(b)(3) requires only a brief description of the business.

(d)	Item 14(b)(4) requests information in regards to the terms of the transaction, which information is located at pages 6 to 7 of the Schedule 14C/A.
(e)

The Company confirms that no regulatory approvals are required to consummate the transactions contemplated by the entry into the Restructuring Agreement, as amended, and the transactions contemplated thereunder other than approval of the Schedule 14C/A by the SEC, which requirement is disclosed on page 2 of the Schedule 14C/A.

(f)	The Company confirms that there are no reports, opinions or appraisals in regards to the Restructuring Agreement, as amended, or the transactions contemplated thereunder, as required by Item 14(b)(6).
(g)

The information required by Item 14(b)(7) is inapplicable in the circumstances because such information is only required during the periods for which financial statements are presented or incorporated by reference. As no financial statements are required to be presented or incorporated by reference in regards to the Restructuring Agreement, as amended, or the transactions contemplated thereunder, Item 14(b)(7) is inapplicable.

(h)

Due to the fact that there is no acquiring company or target company involved in the Restructuring Agreement, as amended, or the transactions contemplated thereunder, as required in Item 14(10) and (11), the Company is not required to provide financial information and pro forma financial information.

2.            The description of the “restructuring” is difficult to comprehend and should be revised to meaningfully convey in a clear and concise manner the transactions that have occurred to date between the various entities and individuals involved in the “restructuring”. The reasons for and goals of the transactions should be concisely described and you should provide a materially complete description of the economic effects the transaction will have on each of the interested parties.

Please refer to pages 5 and 6 of the Schedule 14C/A for a detailed chronology of events that have occurred amongst the parties involved in the Restructuring Agreement, as amended. The reason and goal for entering into the Restructuring Agreement, as amended, is to change the business of the Company from a software company into a development stage oil and gas company. To this end, the Company has disclosed this goal on page 3 of the Schedule 14C/A and has provided reasons for the change of business on page 4 of the Schedule 14C/A. The Company has provided a list on page 7 of the Schedule 14C/A of the anticipated effects that will occur upon the closing of the Restructuring Agreement, as amended.

3.            On July 6, 2006, the Commission declared effective the company's initial public offering on Form SB-2, which registered a secondary offering consisting of 2,005,000 shares of common stock to be offered and sold by selling security holders. At the time of effectiveness, the company disclosed a business plan that consisted of the marketing of its product, Linksurge, and the further development of the product functionality. Yet, four months after the effectiveness of the Form SB-2, the company entered into the restructuring agreement with Southern Star Operating, Inc., Big Sky Management, Ltd., Eric Boehnke, Troy Mutter, and Frank Hollmann. Describe in detail the steps the company took after July 6, 2006 in implementing the disclosed business plan. Discuss in detail when the difficulties in pursuing software sales and website development arose and clarify when and how you considered the possibility of abandoning the software business to focus on opportunities in the oil and gas business, as you disclose on page 3 of the Information Statement. Tell us why this change in business plan was not disclosed in the company's Form SB-2 or Forms 10-KSB and 10-QSB filed on September 13, 2006 and October 16, 2006. Please provide a detailed narrative chronology of the process through which Surge Enterprises and Southern Star Energy agreed to the restructuring. This chronology would include, among other matters, the dates the subsidiary was formed and the entirety of the contracts by and between the company, Big Sky Management, Eric Boehnke, Troy Mutter, and Frank Hollmann (or their respective representatives) from the initial contacts up to and including the execution of the restructuring agreement.

The Company confirms that the transactions contemplated in the Restructuring Agreement and the corresponding change of business of the Company were not disclosed in the Company’s Form SB-2, as amended, or in the Form 10-KSB and Form 10-QSB filed on September 13, 2006 and October 16, 2006, respectively, because such transactions and agreements were negotiated and entered into subsequent to the dates when such reports were executed and publicly filed via Edgar.

The Company’s change of business originated from an inquiry by Eric Boehnke on behalf of Big Sky Management Ltd. (“Big Sky”). Mr. Boehnke contacted the principals of the Company on approximately October 20, 2006. Prior to contacting the Company, Big Sky had entered into a Prospect Acquisition Agreement with Dynamic Resources Corp. (“Dynamic Resources”) on October 10, 2006 to acquire half of Dynamic Resources’ 40% working interest in the Prospect, as defined in the Restructuring Agreement, in consideration for the payment of $241,750.02 on or prior to October 31, 2006. Dynamic Resources is an Alberta corporation traded on the CNQ in Canada.

Following the entry into the Prospect Acquisition Agreement, both Big Sky and Dynamic Resources sought to develop the property, including the commencement of a drilling program. In order to do so, however, Big Sky and Dynamic Resources required additional capital. Big Sky and Dynamic Resources agreed that the development of the property would best be achieved through a public vehicle with greater access to the capital markets. Although the payment under the Prospect Acquisition Agreement was due October 31, 2006, Dynamic Resources agreed to extend the payment date so as to provide time to Big Sky to locate and enter into a transaction with the public entity. The Company confirms that Big Sky did not make any payment to Dynamic Resources in regards to the Prospect. All payments were made by the Company following the assignment of the Prospect interest to the Company.

Mr. Boehnke identified the Company as a suitable company with which to enter into a transaction as a result of conducting due diligence on the publicly filed documents of the Company. Mr. Boehnke was initially attracted to the Company because of its development stage operations and its close proximity to Vancouver, British Columbia. Following the completion of due diligence on the Company, Mr. Boehnke approached the Company in late October with a proposal to transition the Company’s business from a software company to an oil and gas company. Prior to this date, the Company confirms that no authorized person or any person acting on behalf of the Company initiated a change of business.

Mr. Mutter and Mr. Hollmann evaluated the business opportunity presented by Mr. Boehnke. As a result of the prospects of the oil and gas industry and the inability of the Company to generate substantial revenues from its current software business, the board of directors decided to proceed with the new business opportunity. The difficulties with the Company’s former software business resulted from the inability to obtain sufficient market share as a result of intense competition in the software industry from search engine technology companies and from competitors offering consulting services related thereto. As a result, the Company found it exceedingly difficult to expand its operations and finance the expenses associated with being a publicly traded company. The opportunity presented by Mr. Boehnke provided a unique chance to transition to a more lucrative business and to provide better value to the shareholders of the Company. As a result, the board of directors determined that it was in the best interests of the Company to change the Company’s business and approved the transaction on November 6, 2006. The shareholders holding a majority of the Company’s shares approved the Restructuring Agreement and the transactions thereunder on November 6, 2006 in accordance with Nevada law.

The chronology of events that culminated in the execution of the Restructuring Agreement occurred as follows:

(a)

October 10, 2006: Big Sky entered into the Prospect Acquisition Agreement with Dynamic Resources. Pursuant to the terms of the agreement, Dynamic Resources sold half of its 40% working interest of the Prospect to Big Sky in consideration for the payment of $241,750.02 on or prior to October 31, 2006.

(b)	October 25, 2006: the Company informally and verbally agreed to enter into a binding agreement to transition the business based upon terms to be negotiated amongst the parties.
(c)

October 27, 2006: incorporation of wholly-owned Louisiana subsidiary, Southern Star Operating, Inc. (“Southern Star”). Southern Star was incorporated by the Company prior to entering into a binding agreement so as to avoid delays in transitioning the business following the entry into the binding agreement. The parties recognized that, if a binding agreement was not reached among the parties, it would be straightforward to dissolve the subsidiary.

(d)

October 30, 2006: Eric Boehnke was appointed director, President, Secretary and Treasurer of the Company following the resignation of Troy Mutter, as disclosed on Form 8-K filed on November 2, 2006. The Company agreed to appoint Mr. Boehnke as director and sole executive officer prior to the entry into a binding agreement because Mr. Mutter and Mr. Hollmann hold voting control and would be able to terminate Mr. Boehnke in the event a binding agreement was not agreed upon.

(e)	November 1, 2006: the Company issued a $600,000 convertible debenture to raise funds for the anticipated obligations of the Company in regards to the Prospect.

(f)

November 2, 2006: Southern Star entered into a Purchase and Sale Agreement with Dynamic Resources, Tyner Texas Operating Company (“Tyner Texas”), Tyner Texas Resources LP and Ramshorn Investments, Inc. (“Ramshorn”). Prior to the entry into the Purchase and Sale Agreement, the following interests in the Prospect were held by the corresponding persons: 20% interest held by Dynamic Resources; 20% interest held by Big Sky (although Big Sky was indebted to Dynamic Resources for the purchase price of the 20% interest under the Prospect Acquisition Agreement); 20% interest held by Ramshorn; and 40% interest held by Tyner Texas. As a result of Tyner Texas being unable to finance a development plan for the Prospect, Tyner Texas agreed to sell all of its interest in the Prospect, or 20% of the total interest in the Prospect to each of Southern Star and Ramshorn in consideration for the payment of $290,962.27 each. After the closing of the Purchase and Sale Agreement, the following interests in the Prospect were held by the corresponding persons: 20% by Dynamic Resources; 20% by Big Sky; 20% by Southern Star; and 40% by Ramshorn. In addition, the parties to the agreement agreed to appoint Southern Star as operator of the Prospect. The Company disclosed the agreement on Form 8-K on January 3, 2007.

(g)

November 6, 2006: the Company entered into the Restructuring Agreement. Following the execution of the agreement, and the transfer of the 20% interest in the prospect from Big Sky to Southern Star, the following interests in the prospect were held by the corresponding persons: 20% by Dynamic Resources; 40% by Southern Star; and 40% by Ramshorn Investments.

(h)	December 1, 2006: the Company issued an $800,000 convertible debenture to raise funds for the anticipated obligations of the Company in regards to the prospect.
(i)

December 22, 2006: the Company entered into an Amendment Agreement with Southern Star, Big Sky Management, Eric Boehnke, Troy Mutter and Frank Hollmann to amend the terms of the Restructuring Agreement dated November 6, 2006. Prior to entering into the Amendment Agreement, the Restructuring Agreement originally stated that Big Sky Management assigned all right to a 40% working interest in the prospect to Southern Star Operating even though Big Sky Management only held a 20% interest. The parties entered into the Amendment Agreement to correct the error and clarify that Big Sky Management transferred all of its 20% interest in the prospect, not 40% as was stated in the Restructuring Agreement.

The Company has revised pages 3 to 6 of the Schedule 14C/A to disclose the information set out above.

4.            Please consolidate the beneficial ownership information on pages 4 and 5 into a single table. Your revised table should clearly indicate, in an easy to comprehend manner, the effect the restructuring will have on the beneficial ownership of the company.

As requested, the Company has consolidated the beneficial ownership table on pages 10 and 11 of the Schedule 14C/A.

5.            You disclose on page 6 that shareholders are not entitled to dissenters' rights of appraisal with respect to the sale of the Surge Marketing shares. Please provide us with an analysis of your determination under Nevada Revised Statute Sections 92A.300-92A.500.

Nevada Revised Statutes Chapter 92A.380 sets out an exhaustive list of corporate actions that grant dissenters’ rights of appraisal. The transactions contemplated under the Restructuring Agreement, as amended, do not fall into any of the specifically enumerated corporate actions that grant such rights.

The transactions which grant dissent rights under Nevada Revised Statutes Chapter 92A.380 consist of the following:

(a)	consummation of a conversion or plan of merger;
(b)	consummation of a plan of exchange;
(c)

any corporate action taken pursuant to a vote of the stockholders to the extent that the articles of incorporation, bylaws, or a resolution of the board of directors provides that voting or non-voting stockholders are entitled to dissent and obtain payment for their shares; and

(d)	any corporate action not described in (a), (b) or (c) that will result in the stockholder receiving money or scrip instead of fractional shares.

The Company confirms that the Articles and Bylaws of the Company do not grant dissenter’s rights of appraisal, nor did the Company execute a directors’ resolution granting such rights as contemplated in subsection 92A.380(1)(c).

6.            Please provide disclosure regarding the nature of the oil and gas leases in Bossier Parish and Caddo Parish, Louisiana. Explain what you intend to do with the leases and how you intend to go about accomplishing your goals. Explain the rights and obligations of the holder of working interests in oil and gas properties, and discuss royalty interests in the properties and how the interests of the royalty interest holders compare to those of the working interest holder. You should provide appropriate disclosure regarding production data of the property, the developed acreage, the drilling activity, and the present activity on the land. If you intend to exploit mineral reserves on the property, you should provide a breakdown of your exploration timetable and budget, including estimated amounts that will be required for each exploration activity, such as geophysics, geochemistry, surface sampling, drilling, etc. If there is a phased program planned, briefly outline all phases. Or, disclose that you have no current plans to conduct any exploration on your property.

The Company has revised pages 8 to 9 of the Schedule 14C/A to include a summary of the information requested in comment 6.

7.            In the text of the information statement, provide a materially complete description of the consideration paid by Big Sky Management to acquire its 40% working interest in the oil and gas leases in Bossier and Caddo Parishes. Disclose the owner of the remaining 60% working interest. Indicate the percentage interests of each of the company affiliates in Big Sky Management. Explain how Big Sky Management's payments to Dynamic Resources were financed. Compare the prices that Big Sky paid for the interest in the oil and gas properties with the prices that Southern Star is paying to acquire those interests in the oil and gas leases. Also describe when and how the opportunity to acquire the properties was presented to Big Sky Management. Discuss why the properties were acquired by Big Sky Management and shortly thereafter offered to its affiliate, Southern Star, rather than acquired directly by Southern Star. Discuss whether Southern Star was offered an opportunity to acquire the properties directly, explain why not.

The Company has revised the Schedule 14C/A on pages 2 to 4 to include a summary of the information requested in comment 7.

As stated on page 4 of the Schedule 14C/A, Dynamic Resources permitted Big Sky to extend the payment date under the Prospect Acquisition Agreement until such agreement was assigned to the Company pursuant to the terms of the Restructuring Agreement. The Company confirms that Big Sky did not make any payment to Dynamic Resources pursuant to the Prospect Acquisition Agreement. The purchase price set out in the Prospect Acquisition Agreement was paid in full by the Company to Dynamic Resources.

As Mr. Boehnke is the sole director, officer and shareholder of Big Sky, the Company confirms that there are no other affiliated persons between the Company and Big Sky. Please see the Company’s response to comment 3 in regards to why the Prospect was acquired by Big Sky and subsequently assigned to Southern Star and the circumstances that lead to the acquisition of a 40% interest in the Prospect by Southern Star.

As requested, the Company has provided an acknowledgement letter confirming the matters set out in your comment letter dated December 1, 2006.

We look forward to any further comments you may have regarding this Schedule 14C/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7730.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM

cc:	Southern Star Energy Inc.
Attention: Eric Boehnke

CW989446.2